TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES ON INCOME
Income before taxes, as reported in the consolidated statements of operations	$ 15,096	$ 14,372	$ 34,183
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$ 3,472	$ 3,304	$ 7,861
Impact of Preferred Technological Enterprise status	(3,077)	(608)	(3,031)
Changes in tax reserve for uncertain tax positions	(67)	47	90
Adjustments for previous years' taxes	2,536	486	448
Impact of income tax at rates other than the Israeli statutory corporate tax rate	2,131	749	(375)
Share-based compensation expenses see Note 11c	1,914	1,289	329
Losses and temporary differences for which valuation allowance was provided	(7,363)	198	453
Impact of tax rate change	0	0	152
Other	239	127	(210)
Actual tax expense (benefit)	$ (215)	$ 5,592	$ 5,717